Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segment As Adjusted EBITDA
Segment Adjusted EBITDA

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	Note	€m	€m	€m
Profit for the period		225.1	153.6	170.5
Taxation		70.4	56.7	56.6
Net financing costs		63.7	73.2	56.0
Depreciation and amortization		67.6	68.3	46.3
EBITDA		426.8	351.8	329.4
Acquisition purchase price adjustments		—	—	5.7
Exceptional items	7	20.6	54.5	17.7
Other add-backs		19.4	25.7	23.6
Adjusted EBITDA		466.8	432.0	376.4

External Revenue and Non-current Assets by Geography
External revenue by geography

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
United Kingdom	747.3	712.5	585.4
Italy	426.3	394.1	383.6
Germany	393.2	329.6	310.2
France	203.8	176.6	174.1
Sweden	158.7	175.7	192.7
Austria	127.9	108.2	102.4
Norway	115.6	120.4	122.5
Spain	82.6	79.5	76.7
Rest of Europe	260.5	227.7	225.2
Total external revenue by geography	2,515.9	2,324.3	2,172.8
Non-current assets by geography

	December 31, 2020	December 31, 2019
	€m	€m
Germany	135.5	124.9
United Kingdom	132.1	131.3
Italy	68.5	68.2
Norway	30.0	29.6
Sweden	28.5	51.1
France	15.7	17.2
Rest of Europe	68.9	56.0
Total non-current assets by geography	479.2	478.3